INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible assets, net
Cost	$ 116,284,495	$ 115,239,045
Accumulated amortization	(27,218,859)	(24,498,557)
Impairment loss	(88,698,945)	(51,203,308)
Net carrying values	366,691	39,537,180
Impairment loss on intangible assets	36,449,082	0	49,193,681
Amortization expense	3,151,734	6,098,186	12,064,733
Cost of revenue
Intangible assets, net
Amortization expense	2,727,084	5,322,301	10,184,158
Selling and marketing expense
Intangible assets, net
Amortization expense	379,008	740,238	1,846,770
General and administrative expense
Intangible assets, net
Amortization expense	45,642	35,647	33,805
Customer base
Intangible assets, net
Weighted average economic life	5 years
Cost	13,003,920	12,899,107
Accumulated amortization	(6,850,171)	(6,635,203)
Impairment loss	(6,153,749)	(5,366,440)
Net carrying values		897,464
Non-compete agreements
Intangible assets, net
Weighted average economic life	10 years
Cost	4,175,461	4,141,808
Accumulated amortization	(1,093,080)	(1,132,013)
Impairment loss	(3,082,381)	(2,550,882)
Net carrying values		458,913
Patents
Intangible assets, net
Weighted average economic life	10 years
Cost	270,429	252,507
Accumulated amortization	(86,457)	(63,264)
Net carrying values	183,972	189,243
Trademark
Intangible assets, net
Weighted average economic life	10 years
Cost	232,853	138,533
Accumulated amortization	(50,134)	(27,707)
Net carrying values	182,719	110,826
Concession contracts
Intangible assets, net
Weighted average economic life	9 years
Cost	98,236,816	97,445,016
Accumulated amortization	(19,098,460)	(16,597,474)
Impairment loss	(79,138,356)	(42,966,808)
Net carrying values		37,880,734
Technology
Intangible assets, net
Weighted average economic life	9 years
Cost	365,016	362,074
Accumulated amortization	(40,557)	(42,896)
Impairment loss	$ (324,459)	$ (319,178)